Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses	$ 6,609	$ 10,125
Property, plant and equipment	123
Total deferred tax assets	6,732	10,125
Less: valuation allowance	$ (6,732)	$ (10,125)	$ (5,960)	$ (5,316)
Deferred tax assets
Net deferred tax assets